SUMMARY OF CHANGES IN STOCK OPTIONS (Details)		9 Months Ended	12 Months Ended
	Jul. 29, 2021 shares	Sep. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance		5,968,332	3,725,000
Weighted average exercise price, Beginning Balance | $ / shares		$ 4.57	$ 0.55	$ 0.50
Number of options outstanding, forfeited			(216,668)
Weighted average exercise price, forfeited | $ / shares			$ 0.50
Number of options outstanding, Granted		1,110,000	2,460,000
Weighted average exercise price, Granted | $ / shares		$ 2.15	$ 0.63
Number of options outstanding, Exercised		(1,964,970)
Weighted average exercise price, Exercised | $ / shares		$ 0.50
Number of options outstanding, Consolidation		(4,090,662)
Weighted average exercise price, Consolidation | $ / shares
Number of options outstanding, Granted (post-consolidation)		25,825
Weighted average exercise price, Granted (post-consolidation) | $ / shares		$ 4.84
Number of options outstanding, Exercised (post-consolidation)
Weighted average exercise price, Exercised (post-consolidation) | $ / shares
Number of options outstanding, Ending Balance		1,048,490	5,968,332
Weighted average exercise price, Ending Balance | $ / shares		$ 4.57	$ 0.55
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance		3,073,341	3,175,000
Number of options outstanding, forfeited			(341,667)
Number of options outstanding, Granted		790,000	1,240,000
Number of options outstanding, Exercised		(749,997)	(999,992)
Number of options outstanding, Consolidation	2,490,677	(2,490,677)
Number of options outstanding, Granted (post-consolidation)	190,826	190,826
Number of options outstanding, Ending Balance		813,493	3,073,341
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance		12,084,121	18,051,499
Weighted average exercise price, Beginning Balance | $ / shares		$ 4.89	$ 0.59	$ 0.41
Number of options outstanding, forfeited			(600,000)
Weighted average exercise price, forfeited | $ / shares			$ 0.50
Number of options outstanding, Granted		38,443,457	2,556,496
Weighted average exercise price, Granted | $ / shares		$ 1.02	$ 0.71
Number of options outstanding, Exercised		(7,902,624)	(7,923,874)
Weighted average exercise price, Exercised | $ / shares		$ 0.50	$ 0.30
Number of options outstanding, Consolidation		(34,099,924)
Weighted average exercise price, Consolidation | $ / shares
Number of options outstanding, Granted (post-consolidation)		254,798
Weighted average exercise price, Granted (post-consolidation) | $ / shares		$ 5.00
Number of options outstanding, Exercised (post-consolidation)		(15,075)
Weighted average exercise price, Exercised (post-consolidation) | $ / shares		$ 3.55
Number of options outstanding, Ending Balance		8,764,753	12,084,121
Weighted average exercise price, Ending Balance | $ / shares		$ 4.89	$ 0.59